LEASES	12 Months Ended
Dec. 31, 2021
LEASES
LEASES

6.    LEASES:

The Company has operating leases consisting of office space, lab space, and equipment with remaining lease terms of 1 to 3 years, subject to certain renewal options as applicable.

There was no sublease rental income for the year ended December 31, 2021 and 2020. The Company is not the lessor in any lease agreement, and no related party transactions for lease arrangements have occurred.

The table below presents certain information related to the lease costs for the Company’s operating and finance leases for the periods ended:

	For the Year Ended December 31,
	2021	2020
Operating lease cost	$225	$175
Short-term lease cost	32	48
Variable lease cost	140	401
Total lease cost	$397	$624

The total lease cost is included in the consolidated statements of operations as follows:

	For the Year Ended December 31,
	2021	2020
Research and development	$373	$562
Selling, general and administrative	24	62
Total lease cost	$397	$624

Right of use lease assets and lease liabilities for our operating leases were recorded in the consolidated balance sheets as follows:

	December 31,
	2021	2020
Assets
Operating lease right of use assets	$154	$236
Total lease assets	$154	$236
Liabilities
Current liabilities:
Operating lease liability – current portion	$87	$217
Noncurrent liabilities:
Operating lease liability, net of current portion	28	20
Total lease liabilities	$115	$237

The Company had no right of use lease assets and lease liabilities for financing leases as of December 31, 2021 and 2020.

The table below presents certain information related to the cash flows for the Company’s operating leases for the periods ended:

	For the Year Ended December 31,
	2021	2020
Operating cash outflows from operating leases	$276	$157
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right of use assets	$136	$—

The table below presents certain information related to the weighted average remaining lease term and the weighted average discount rate for the Company’s operating and finance leases as of the period ended:

	For the Year Ended December 31,
	2021	2020

Weighted average remaining lease term (in years) – operating leases	1.40	1.35
Weighted average discount rate – operating leases	6.07%	6.30%

Undiscounted operating lease liabilities as of December 31, 2021, by year and in the aggregate, having non-cancelable lease terms in excess of one year were as follows:

As of
December 31,
2021
2022	$93
2023	22
2024	7
2025	—
2026	—
Thereafter	—
Total undiscounted lease payments	122
Less future minimum short-term lease payments	(3)
Less imputed interest	(4)
Total net lease liabilities	$115